Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible Assets
7.	Intangible Assets

Intangible assets consisted of the following:

	2022	2023	2023
	RMB	RMB	US$
Balance as of January 1	701,220	134,002	18,874
Amortization	(608,618)	(114,215)	(16,087)
Foreign currency translation difference	41,400	1,361	192
Balance as of December 31	134,002	21,148	2,979

In February 2018, the Company entered into a strategic cooperation framework agreement (the “Agreement”) with an affiliate of Tencent Group. The Company and Tencent Group agreed to cooperate in a number of areas primarily for Tencent Group to provide the Company with Weixin access point and other services and to pursue additional opportunities for future potential cooperation. The Agreement is valid for five years, from March 1, 2018 to February 28, 2023. The Company recognized the Agreement as an intangible asset at the fair value of consideration paid in the form of convertible preferred shares of RMB2,852 million. The Group recognizes the related amortization expense in costs of revenues, over the period of five years using the straight-line method. Amortization expense for intangible assets were RMB583,416, RMB608,618 and RMB114,215 (US$16,087) for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment charge was recognized on the intangible assets for any of the three years in the period ended December 31, 2023.

The estimated annual amortization expense for each of the remaining fiscal years is as follows:

	Amortization
	RMB	US$
2024	3,007	424
2025	3,007	424
2026	3,007	424
2027	3,007	424
2028 and after	9,120	1,283